Share-Based Payments - Additional Information (Detail) shares in Thousands, $ in Millions	12 Months Ended
	Oct. 31, 2024 CAD ($) d shares	Oct. 31, 2023 CAD ($) shares	Oct. 31, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options, exercisable period	10 years
Number of business days extended | d	10
Common shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares held under employee ownership plan | shares	21,000	20,000
Share based compensations award tranche one [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	50.00%
Share based compensations award tranche two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	50.00%
Employee stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares reserved for future issuance | shares	141,000
Common shares issued as a result of the exercise of options | shares	118,000
Outstanding options | shares	11,000
Available for issuance as options | shares	12,000
Common shares held under employee ownership plan | shares	11,456	11,558	9,907
Other reserves for vested stock options recorded in equity | $	$ 124	$ 115
Weighted-average period recognition	2 years 10 days	2 years 21 days
SARs shares granted | shares	2,676	2,478
Employee stock options [member] | Salaries and employee benefits [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense | $	$ 13	$ 14
Future unrecognized compensation cost for non-vested stock options | $	$ 10	$ 9
Stock Appreciation Rights [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares held under employee ownership plan	570,156	609,406
SARs shares vested	566,349	604,748
SARs shares granted	81,414	111,692
Other share-based payment plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment liability recognized for vested awards | $	$ 1,010	$ 741
Compensation expense | $	357	320
Net gains (loss) arising from derivatives | $	$ 196	$ (131)
Deferred stock unit plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units awarded and outstanding	2,732,877	2,243,413
Number of units vested	1,893,903	1,579,420
Directors' deferred stock unit plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units awarded and outstanding	420,889	336,929
Restricted share unit plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units awarded and outstanding	8,478,453	6,717,498
Number of units vested	5,665,778	4,804,239
Performance Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share based units outstanding	6,766,501	7,382,945
Number of share based units vested	4,843,892	6,059,966
Employee Stock Ownership Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense | $	$ 94	$ 87
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding options expiration date	Dec. 08, 2024
Bottom of range [member] | Employee Stock Ownership Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of employer matching contribution	50.00%
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding options expiration date	Dec. 07, 2033
Top of range [member] | Employee Stock Ownership Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of employer matching contribution	60.00%